Assets and liabilities held for sale and discontinued operations - Additional Information (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Jan. 23, 2020 USD ($) T	Jul. 12, 2019 T	Oct. 31, 2018 USD ($) T	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) operation	Dec. 31, 2018 USD ($) operation		Dec. 31, 2017 USD ($)
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale					$ 12,705	$ 42,000	[1]
Number of discontinued operations | operation					0	0
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale					$ 12,705	$ 42,000		$ 0
Gain (loss) from sale of vessel					0	2,995		0
Vessels | Felicity
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
VLCC weight (in deadweight tons) | T	149,994		157,667
Gain (loss) from sale of vessel				$ 8,300
Vessels | V.K Eddie
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
VLCC weight (in deadweight tons) | T		305,261
Proceeds from sales of vessels previously held for sale	$ 21,800
Sales commission percentage	3.50%
Fair value, net of cost of disposal	$ 21,000
Cost | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale					0	$ 0		$ 0
Cost | Vessels | Felicity
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale			$ 45,000		$ 12,700

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.